AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.2%
Corporate Bonds — 41.9%
Brazil — 3.7%
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—(rr)	430	$ 400,904
Petrobras Global Finance BV,
Gtd. Notes
5.299%	01/27/25	244	233,771
6.850%	06/05/2115	945	896,363
7.375%	01/17/27	340	348,382
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36	99	110,007
			1,989,427
Chile — 2.1%
Banco del Estado de Chile,
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25	360	336,855
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28	550	543,315
Sociedad Quimica y Minera de Chile SA,
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50	300	235,520
			1,115,690
China — 9.0%
China Overseas Finance Cayman V Ltd.,
Gtd. Notes, Series A
3.950%	11/15/22	200	208,611
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27	1,020	1,066,048
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes
4.500%	10/03/23	290	311,037
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes
4.750%	09/28/23	200	192,106
7.250%	04/04/21	300	300,245
CRCC Yuxiang Ltd.,
Gtd. Notes
3.500%	05/16/23	300	312,950
Prosus NV,
Gtd. Notes, 144A
4.850%	07/06/27	360	344,502
Sinopec Group Overseas Development Ltd.,
Gtd. Notes
4.000%	09/13/47	520	590,375
Gtd. Notes, 144A
4.375%	04/10/24	750	813,889
Three Gorges Finance I Cayman Islands Ltd.,
Gtd. Notes, 144A
3.150%	06/02/26	630	666,648
			4,806,411
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Colombia — 2.9%
Banco Bilbao Vizcaya Argentaria SA,
Sub. Notes, 144A
4.875%	04/21/25	190	$ 180,261
Bancolombia SA,
Sr. Unsec’d. Notes
3.000%	01/29/25	360	320,998
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	05/28/45	440	391,382
Millicom International Cellular SA,
Sr. Unsec’d. Notes
5.125%	01/15/28	200	174,796
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29	200	182,640
Transportadora de Gas Internacional SA ESP,
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28(a)	320	307,524
			1,557,601
Hong Kong — 0.7%
Radiant Access Ltd.,
Gtd. Notes
4.600%	—(rr)	400	375,571
Indonesia — 3.6%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.757%	11/15/48	790	837,559
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.000%	05/03/42	530	551,890
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	300	286,327
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	230	224,005
			1,899,781
Israel — 0.6%
Bank Leumi Le-Israel BM,
Sub. Notes, 144A
3.275%(ff)	01/29/31	360	329,834
Kazakhstan — 1.8%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
6.375%	10/24/48	300	297,880
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	350	350,028
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27	300	281,865
			929,773
Kuwait — 0.7%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26	400	379,794
A1

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Mexico — 5.2%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	—(rr)	730	$ 555,351
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25	420	387,154
BBVA Bancomer SA,
Sub. Notes, 144A
5.125%(ff)	01/18/33	200	165,125
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	230	219,222
Orbia Advance Corp. SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44	450	395,019
Petroleos Mexicanos,
Gtd. Notes
6.350%	02/12/48(a)	938	581,041
6.625%	06/15/35	270	180,852
Gtd. Notes, 144A
7.690%	01/23/50	390	266,309
			2,750,073
Morocco — 0.8%
OCP SA,
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	420	406,080
Panama — 0.8%
Cable Onda SA,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30	240	211,645
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	233	233,815
			445,460
Peru — 2.5%
Banco BBVA Peru SA,
Sub. Notes, 144A
5.250%(ff)	09/22/29	80	78,847
Corp Financiera de Desarrollo SA,
Sub. Notes
5.250%(ff)	07/15/29	400	382,448
Kallpa Generacion SA,
Gtd. Notes, 144A
4.125%	08/16/27	200	180,650
Petroleos del Peru SA,
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	280	255,134
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35	150	177,023
Transportadora de Gas del Peru SA,
Sr. Unsec’d. Notes, 144A
4.250%	04/30/28	300	282,326
			1,356,428
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Qatar — 0.5%
ABQ Finance Ltd.,
Gtd. Notes, EMTN
3.500%	02/22/22	300	$ 285,242
Russia — 1.9%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23	1,010	1,011,033
Singapore — 0.5%
United Overseas Bank Ltd.,
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29	280	282,711
Turkey — 2.7%
TC Ziraat Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21	900	867,345
5.125%	05/03/22	380	350,726
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25(a)	260	244,525
			1,462,596
United Arab Emirates — 1.9%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	320	318,454
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30	210	218,008
DAE Funding LLC,
Gtd. Notes, 144A
5.000%	08/01/24	340	308,724
DP World PLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	200	167,688
			1,012,874

Total Corporate Bonds (cost $24,404,734)			22,396,379
Sovereign Bonds — 53.3%
Argentina — 1.3%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
7.125%	07/06/36	560	145,735
7.125%	06/28/2117	320	85,074
Ciudad Autonoma De Buenos Aires,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	400	252,044
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24	510	132,581
Provincia de Cordoba,
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24	250	107,362
			722,796

A2

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bahrain — 1.2%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
5.625%	09/30/31		200	$ 165,812
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47		580	494,464
				660,276
Brazil — 1.0%
Brazil Notas do Tesouro Nacional,
Notes, Series F
10.000%	01/01/25	BRL	2,470	537,297
China — 1.7%
Avi Funding Co. Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.850%	09/16/20		320	322,336
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25		510	563,172
				885,508
Colombia — 0.5%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45		275	282,222
Dominican Republic — 0.9%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		340	323,660
6.850%	01/27/45		150	136,636
				460,296
Egypt — 1.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes
7.903%	02/21/48		200	161,590
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40		290	225,295
Sr. Unsec’d. Notes, 144A, MTN
7.500%	01/31/27		200	181,804
				568,689
El Salvador — 0.8%
El Salvador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		190	166,584
7.125%	01/20/50		320	247,323
				413,907
Ethiopia — 0.3%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24		200	179,044
Ghana — 1.3%
Ghana Government International Bond,
Bank Gtd. Notes
10.750%	10/14/30		400	408,302
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ghana (cont’d.)
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		400	$ 294,102
				702,404
Indonesia — 6.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/11/28		310	306,779
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		1,140	1,268,583
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42		971	1,110,057
Indonesia Treasury Bond,
Bonds, Series 061
7.000%	05/15/22	IDR	240,000	14,974
Bonds, Series 068
8.375%	03/15/34	IDR	5,152,000	316,299
Bonds, Series 072
8.250%	05/15/36	IDR	6,981,000	420,259
Bonds, Series 082
7.000%	09/15/30	IDR	2,215,000	127,148
				3,564,099
Israel — 3.2%
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30		510	510,000
3.875%	07/03/50		300	300,000
4.500%	04/03/2120		900	900,000
				1,710,000
Ivory Coast — 0.4%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		250	218,683
Jamaica — 1.3%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28		320	337,352
7.875%	07/28/45		350	383,754
				721,106
Jordan — 0.9%
Jordan Government International Bond,
Sr. Unsec’d. Notes
7.375%	10/10/47		200	167,388
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		390	326,407
				493,795
Mexico — 3.4%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	7,310	317,761

A3

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Mexico (cont’d.)
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.600%	01/23/46(a)	1,540	$ 1,523,113
			1,840,874
Nigeria — 0.9%
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25	290	224,429
Sr. Unsec’d. Notes, 144A, MTN
7.625%	11/28/47	420	277,252
			501,681
Oman — 2.0%
Oman Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/17/48	200	131,774
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28	690	493,274
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29	650	465,489
			1,090,537
Panama — 3.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60(a)	530	533,689
4.500%	04/01/56	1,020	1,107,510
			1,641,199
Paraguay — 0.3%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
5.400%	03/30/50(a)	200	187,519
Peru — 1.4%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
5.625%	11/18/50(a)	270	396,083
6.550%	03/14/37	260	372,516
			768,599
Philippines — 2.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.700%	03/01/41(a)	340	374,329
3.700%	02/02/42(a)	750	830,654
			1,204,983
Qatar — 3.5%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49	1,250	1,467,957
5.103%	04/23/48	330	400,673
			1,868,630
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Russia — 3.6%
Russian Federal Bond,
Bonds, Series 6209
7.600%	07/20/22	RUB	19,820	$ 259,856
Bonds, Series 6212
7.050%	01/19/28	RUB	36,736	479,904
Bonds, Series 6230
7.700%	03/16/39	RUB	32,320	447,712
Russian Foreign Bond,
Sr. Unsec’d. Notes
5.625%	04/04/42		600	730,721
				1,918,193
Saudi Arabia — 1.7%
Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.625%	10/04/47		880	900,608
South Africa — 0.3%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
5.750%	09/30/49		200	144,092
Sri Lanka — 0.5%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27		510	290,934
Turkey — 2.9%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26		1,050	877,129
5.750%	05/11/47		550	406,859
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		280	269,753
				1,553,741
Ukraine — 2.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/32		500	453,582
9.750%	11/01/28		200	195,041
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	460	406,427
				1,055,050
United Arab Emirates — 1.5%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		350	324,855
4.125%	10/11/47		420	453,926
				778,781
Uruguay — 1.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		170	185,280

A4

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uruguay (cont’d.)
5.100%	06/18/50(a)	429	$ 489,549
			674,829

Total Sovereign Bonds (cost $32,293,053)			28,540,372

Total Long-Term Investments (cost $56,697,787)			50,936,751

	Shares
Short-Term Investments — 12.6%
Affiliated Mutual Funds — 12.6%
PGIM Core Ultra Short Bond Fund(w)	4,087,706	4,087,706
PGIM Institutional Money Market Fund (cost $2,640,167; includes $2,633,166 of cash collateral for securities on loan)(b)(w)	2,642,828	2,638,599

Total Affiliated Mutual Funds (cost $6,727,873)		6,726,305

Principal Amount (000)#
Foreign Treasury Obligation(n) — 0.0%
Brazil
Brazil Letras do Tesouro Nacional
6.345%	01/01/24	BRL	75	11,505
(cost $11,871)

Options Purchased*~ — 0.0%
(cost $25,367)	7,647

Total Short-Term Investments (cost $6,765,111)	6,745,457

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.8% (cost $63,462,898)	57,682,208

Options Written*~ — (0.2)%
(premiums received $25,521)	(122,377)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.6% (cost $63,437,377)	57,559,831

Liabilities in excess of other assets(z) — (7.6)%	(4,062,769)

Net Assets — 100.0%	$ 53,497,062

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
MTN	Medium Term Note
OJSC	Open Joint-Stock Company
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,619,487; cash collateral of $2,633,166 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A5

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Put	Goldman Sachs Bank USA, Inc.	05/08/20	1.09	—	EUR	775	$6,396
Currency Option USD vs BRL	Put	Barclays Bank PLC	04/23/20	3.90	—		700	—
Currency Option USD vs INR	Put	JPMorgan Chase Bank, N.A.	06/11/20	73.20	—		412	1,189
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA, Inc.	04/29/20	64.20	—		400	62
Total Options Purchased (cost $25,367)								$7,647
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Goldman Sachs Bank USA, Inc.	05/08/20	1.11	—	EUR	775	$ (9,572)
Currency Option USD vs BRL	Call	Barclays Bank PLC	04/23/20	4.40	—		700	(107,336)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	06/11/20	78.00	—		412	(5,354)
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA, Inc.	04/29/20	62.50	—		1,285	(115)
Total Options Written (premiums received $25,521)								$(122,377)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
13	10 Year U.S. Treasury Notes	Jun. 2020	$1,802,938	$90,388
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	BRL	2,312	$ 543,616	$ 444,489	$—	$ (99,127)
Indian Rupee,
Expiring 04/15/20	Barclays Bank PLC	INR	23,208	324,003	306,182	—	(17,821)
Expiring 04/15/20	Barclays Bank PLC	INR	2,573	35,876	33,945	—	(1,931)
Indonesian Rupiah,
Expiring 04/15/20	Barclays Bank PLC	IDR	12,145,270	880,730	743,601	—	(137,129)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	IDR	5,882,911	364,042	361,203	—	(2,839)
Russian Ruble,
Expiring 04/15/20	Bank of America, N.A.	RUB	6,786	103,130	86,180	—	(16,950)
				$2,251,397	$1,975,600	—	(275,797)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	BRL	4,437	$1,086,515	$ 853,028	$233,487	$ —
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	BRL	2,437	541,917	468,522	73,395	—
Indian Rupee,
Expiring 06/15/20	Barclays Bank PLC	INR	28,760	378,770	376,946	1,824	—
A6

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/15/20	JPMorgan Chase Bank, N.A.	INR	12,698	$ 168,967	$ 165,105	$ 3,862	$ —
Indonesian Rupiah,
Expiring 04/15/20	Barclays Bank PLC	IDR	12,276,685	822,063	751,647	70,416	—
Expiring 04/15/20	Barclays Bank PLC	IDR	9,990,876	725,448	611,697	113,751	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	IDR	5,924,690	424,314	363,768	60,546	—
Mexican Peso,
Expiring 04/15/20	Goldman Sachs Bank USA	MXN	7,486	311,570	314,740	—	(3,170)
Russian Ruble,
Expiring 04/15/20	Bank of America, N.A.	RUB	43,826	699,941	556,567	143,374	—
Expiring 04/15/20	Bank of America, N.A.	RUB	24,856	308,120	315,660	—	(7,540)
Saudi Arabian Riyal,
Expiring 05/14/20	Bank of America, N.A.	SAR	6,537	1,742,805	1,740,649	2,156	—
Expiring 09/15/20	Goldman Sachs Bank USA	SAR	5,191	1,380,218	1,382,215	—	(1,997)
				$8,590,648	$7,900,544	702,811	(12,707)
						$702,811	$(288,504)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Chile	12/20/24	1.000%(Q)	950	$29,898	$ 8,217	$(21,681)
State of Qatar	12/20/24	1.000%(Q)	950	30,733	8,633	(22,100)
				$60,631	$16,850	$(43,781)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
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AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8